Basic and Diluted Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share	Basic and Diluted Net Loss per Share
The following tables set forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2021 and 2020:

	Three Months Ended March 31,
(in thousands, except share and per share amounts)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(8,409)	$(2,934)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	9,095,711	7,292,773
Net loss per share attributable to common stockholders, basic and diluted:	$(0.92)	$(0.40)
The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Three Months Ended March 31,
	2021	2020
Convertible preferred stock (on an as-converted basis)	14,381,190	8,271,958
Options to purchase common stock	1,982,839	598,181
Common stock warrants	17,500	17,500
Unvested restricted common stock	—	1,570,313
Total potentially dilutive common share equivalents	16,381,529	10,457,952
Basic and Diluted Net Loss per Share
The following tables set forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020 and 2019:

(in thousands, except share and per share data)	Year Ended December 31, 2020	Year Ended December 31, 2019
Numerator:
Net loss attributable to common stockholders	$(15,619)	$(9,618)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	8,017,976	6,066,928
Net loss per share attributable to common stockholders, basic and diluted:	$(1.95)	$(1.59)
The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Convertible preferred stock (on an as-converted basis)	14,381,190	8,271,958
Options to purchase common stock	1,418,267	457,150
Unvested restricted common stock	157,031	2,041,406
Common stock warrants	17,500	17,500
Total potentially dilutive common share equivalents	15,973,988	10,788,014